Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Depreciation and amortization	$ 30,982	$ 44,903
Licenses and nonamortizable intangibles	16,129	22,892
Employee benefits	(6,202)	(10,045)
Deferred fulfillment costs	2,472	3,204
Net operating loss and other carryforwards	(6,067)	(4,304)
Other - net	1,222	(216)
Subtotal	38,536	56,434
Deferred tax assets valuation allowance	4,640	2,283
Net deferred tax liabilities	43,176	58,717
Noncurrent deferred tax liabilities	43,207	60,128
Less: Noncurrent deferred tax assets	(31)	(1,411)
Net deferred tax liabilities	$ 43,176	$ 58,717